CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity	The following table sets out the translation impact, based on financial instruments in place as at December 31, 2025

Positive (negative) impact on
Income before Income and
Mining Taxes and on Equity
Canadian dollar	$(8,048)
Australian dollar	$(3,316)
Euro	$(11,712)
Mexican peso	$3,267

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2025	2024
Cash and cash equivalents	$2,866,053	$926,431
Trade receivables (Notes 6, 8A and 19)	18,690	7,646
Fair value of derivative financial instruments (Notes 6 and 21)	34,428	1,348
Short-term investments (Note 8A)	8,856	7,306
Non-current loans receivable (Note 8B)	9,203	12,039
Total	$2,937,230	$954,770

As at December 31, 2025 and 2024, cash and cash equivalents consisted of the following:

	As at	As at
	December 31,	December 31,
	2025	2024
Cash	$2,317,928	$803,211
Short-term deposits	548,125	123,220
Total cash and cash equivalents	$2,866,053	$926,431

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2025	2024
Lease obligations (Note 13)	$125,199	$139,226
Long-term debt (Note 14)	196,271	1,142,956
Total equity	24,742,464	20,832,900
Total	$25,063,934	$22,115,082

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2024	Flows	Exchange	Other(i)	2025
Long-term debt	$1,142,956	(950,000)	—	3,315	$196,271
Lease obligations	139,226	(36,043)	(994)	23,010	125,199
Total liabilities from financing activities	$1,282,182	(986,043)	(994)	26,325	$321,470

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.